PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Summary of property and equipment, net

	December 31,	December 31,
	2021	2020
Property	$858,858	$838,798
Leasehold improvement	283,607	373,966
Office equipment	173,355	139,848
Electronic equipment	377,162	68,269
Less: accumulated depreciation	(314,525)	(511,645)
	$1,378,457	$909,236